UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s: PGIM Quant Solutions International Developed Markets Index Fund and PGIM Quant Solutions Emerging Markets Equity Fund)

Address of principal executive offices:	655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2025

Date of reporting period:	4/30/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Quant Solutions Emerging Markets
Equity Fund
Class R6:
PQEMX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Quant Solutions Emerging Markets Equity
Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Emerging Markets Equity Fund—Class R6	$60	1.20%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 20,949,650
Number of fund holdings	268
Portfolio turnover rate for the period	61%
MF244E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Banks	16.9%
Semiconductors & Semiconductor Equipment	12.0%
Broadline Retail	5.4%
Technology Hardware, Storage & Peripherals	5.4%
Metals & Mining	5.1%
Interactive Media & Services	5.0%
Oil, Gas & Consumable Fuels	3.3%
Pharmaceuticals	3.2%
IT Services	3.1%
Automobiles	2.8%
Wireless Telecommunication Services	2.7%
Insurance	2.5%
Affiliated Mutual Fund - Short-Term Investment	2.5%
Food Products	2.4%
Hotels, Restaurants & Leisure	1.8%
Aerospace & Defense	1.8%
Capital Markets	1.6%
Entertainment	1.6%
Real Estate Management & Development	1.5%
Machinery	1.5%
Passenger Airlines	1.3%
Consumer Finance	1.2%
Industry Classification	% of Net Assets
Electric Utilities	1.2%
Electronic Equipment, Instruments & Components	1.1%
Consumer Staples Distribution & Retail	1.1%
Diversified Telecommunication Services	1.0%
Financial Services	1.0%
Marine Transportation	0.9%
Automobile Components	0.9%
Specialty Retail	0.8%
Household Durables	0.8%
U.S. Treasury Obligations	0.7%
Textiles, Apparel & Luxury Goods	0.6%
Industrial Conglomerates	0.6%
Communications Equipment	0.5%
Chemicals	0.5%
Electrical Equipment	0.5%
Others*	2.9%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Emerging Markets Equity Fund

SHARE CLASS	R6
NASDAQ	PQEMX
CUSIP	74440E706
MF244E2R6

PGIM Quant Solutions International Developed
Markets Index Fund
Class R6:
PQDMX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Quant Solutions International Developed
Markets Index Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Developed Markets Index Fund—Class R6	$10	0.19%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 39,796,744
Number of fund holdings	706
Portfolio turnover rate for the period	18%
MF243E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Banks	12.3%
Pharmaceuticals	8.1%
Insurance	6.0%
Capital Markets	3.2%
Aerospace & Defense	3.0%
Oil, Gas & Consumable Fuels	3.0%
Machinery	2.8%
Semiconductors & Semiconductor Equipment	2.8%
Chemicals	2.6%
Food Products	2.6%
Automobiles	2.6%
Software	2.5%
Textiles, Apparel & Luxury Goods	2.4%
Metals & Mining	2.2%
Electrical Equipment	2.1%
Industrial Conglomerates	2.0%
Health Care Equipment & Supplies	1.9%
Diversified Telecommunication Services	1.9%
Trading Companies & Distributors	1.9%
Electric Utilities	1.8%
Professional Services	1.8%
Entertainment	1.7%
Personal Care Products	1.7%
Beverages	1.5%
Hotels, Restaurants & Leisure	1.3%
Consumer Staples Distribution & Retail	1.2%
Household Durables	1.2%
Industry Classification	% of Net Assets
Financial Services	1.1%
Electronic Equipment, Instruments & Components	1.1%
Real Estate Management & Development	1.0%
Multi-Utilities	1.0%
Affiliated Mutual Fund - Short-Term Investment (0.7% represents investments purchased with collateral from securities on loan)	1.0%
Wireless Telecommunication Services	1.0%
Specialty Retail	0.9%
Broadline Retail	0.9%
Building Products	0.9%
Construction & Engineering	0.9%
IT Services	0.9%
Tobacco	0.9%
Biotechnology	0.8%
Unaffiliated Exchange-Traded Fund - Equity	0.7%
Automobile Components	0.5%
Construction Materials	0.5%
Household Products	0.5%
Air Freight & Logistics	0.5%
Life Sciences Tools & Services	0.5%
Others*	5.4%
99.1%
Other assets in excess of liabilities	0.9%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions International Developed Markets Index Fund

SHARE CLASS	R6
NASDAQ	PQDMX
CUSIP	74440E607
MF243E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS 2

PGIM Quant Solutions Emerging Markets Equity Fund

PGIM Quant Solutions International Developed Markets Index Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

APRIL 30, 2025

Table of Contents	Financial Statements and Other Information	April 30, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Quant Solutions Emerging Markets Equity Fund	2
PGIM Quant Solutions International Developed Markets Index Fund	20
Notes to Financial Statements	50

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

CDI—Chess Depository Interest

CVA—Certificate Van Aandelen (Bearer)

EAFE—Europe, Australasia, Far East

ETF—Exchange-Traded Fund

FTSE—Financial Times Stock Exchange

GDR—Global Depositary Receipt

MSC—Morgan Stanley & Co. LLC

MSCI—Morgan Stanley Capital International

OTC—Over-the-counter

PJSC—Public Joint-Stock Company

PRFC—Preference Shares

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

STOXX—Stock Index of the Eurozone

TOPIX—Tokyo Stock Price Index

UTS—Unit Trust Security

XLON—London Stock Exchange

XSTU—Stuttgart Stock Exchange

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 96.5%

COMMON STOCKS 94.2%

Brazil 3.3%

Ambev SA	13,700	$35,269
B3 SA - Brasil Bolsa Balcao	14,600	34,293
Banco Bradesco SA	5,501	11,893
Banco do Brasil SA	26,400	134,160
BB Seguridade Participacoes SA	11,600	86,972
BRF SA	10,800	43,199
Centrais Eletricas Brasileiras SA	3,000	23,212
Embraer SA*	4,600	52,824
Klabin SA, UTS	5,800	18,927
Petroleo Brasileiro SA	9,800	55,362
Petroreconcavo SA	15,500	35,151
Sao Martinho SA	7,100	24,446
Vale SA	12,600	117,427
WEG SA	1,000	7,934
XP, Inc. (Class A Stock)	800	12,880

		693,949

Chile 1.6%

Banco de Chile	323,202	47,445
Enel Americas SA	1,223,752	120,167
Enel Chile SA	349,833	24,753
Falabella SA	30,616	139,020

		331,385

China 27.6%

Alibaba Group Holding Ltd.	43,900	655,428
Aluminum Corp. of China Ltd. (Class H Stock)	112,000	60,114
ANTA Sports Products Ltd.	600	7,090
Autohome, Inc., ADR	200	5,456
Bank of Changsha Co. Ltd. (Class A Stock)	25,300	31,536
Bank of China Ltd. (Class H Stock)	397,000	221,674
BYD Co. Ltd. (Class H Stock)	4,000	189,985
Chifeng Jilong Gold Mining Co. Ltd. (Class A Stock)	4,800	17,431
China CITIC Bank Corp. Ltd. (Class H Stock)	76,000	60,110
China Construction Bank Corp. (Class H Stock)	396,000	325,286
China Feihe Ltd., 144A	26,000	19,648
China Hongqiao Group Ltd.	5,000	8,975
China Life Insurance Co. Ltd. (Class H Stock)	11,000	20,104
Chongqing Rural Commercial Bank Co. Ltd. (Class A Stock)	28,800	27,161
CMOC Group Ltd. (Class H Stock)	57,000	44,749

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

China (cont’d.)

Contemporary Amperex Technology Co. Ltd. (Class A Stock)	1,600	$51,115
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)	11,000	16,599
Dong-E-E-Jiao Co. Ltd. (Class A Stock)	3,700	27,663
Geely Automobile Holdings Ltd.	44,000	92,369
Gree Electric Appliances, Inc. of Zhuhai (Class A Stock)	5,400	33,855
Haitian International Holdings Ltd.	3,000	6,949
Hangzhou GreatStar Industrial Co. Ltd. (Class A Stock)	2,100	6,732
Hansoh Pharmaceutical Group Co. Ltd., 144A	6,000	18,594
Huaneng Power International, Inc. (Class H Stock)	62,000	38,406
Huaxia Bank Co. Ltd. (Class A Stock)	19,800	19,817
Hubei Jumpcan Pharmaceutical Co. Ltd. (Class A Stock)	4,500	16,280
Hygon Information Technology Co. Ltd. (Class A Stock)	252	5,162
Industrial & Commercial Bank of China Ltd. (Class H Stock)	367,000	251,399
JD.com, Inc., ADR	5,800	189,196
Jiangsu Phoenix Publishing & Media Corp. Ltd. (Class A Stock)	18,200	29,407
Jinduicheng Molybdenum Co. Ltd. (Class A Stock)	22,100	29,832
Kingsoft Corp. Ltd.	22,600	112,602
Meituan (Class B Stock), 144A*	15,260	252,667
NetEase, Inc.	3,600	77,387
NetEase, Inc., ADR	1,300	139,178
New China Life Insurance Co. Ltd. (Class H Stock)	7,500	27,389
Ningbo Sanxing Medical Electric Co. Ltd. (Class A Stock)	2,300	8,093
PDD Holdings, Inc., ADR*	500	52,785
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	262,000	155,056
Ping An Bank Co. Ltd. (Class A Stock)	6,400	9,614
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	33,000	197,506
Pop Mart International Group Ltd., 144A	6,600	164,612
Qifu Technology, Inc., ADR	2,000	82,060
Satellite Chemical Co. Ltd. (Class A Stock)	13,900	34,721
Shandong Himile Mechanical Science & Technology Co. Ltd. (Class A Stock)	3,900	30,472
Shandong Nanshan Aluminum Co. Ltd. (Class A Stock)	60,900	30,602
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	26,500	39,942
Shenergy Co. Ltd. (Class A Stock)	25,900	31,435
Sichuan Kelun Pharmaceutical Co. Ltd. (Class A Stock)	1,500	7,477
Sinopharm Group Co. Ltd. (Class H Stock)	14,400	33,937
Sinotruk Hong Kong Ltd.	4,000	9,612
Tencent Holdings Ltd.	16,200	992,265
Tianshan Aluminum Group Co. Ltd. (Class A Stock)	25,800	26,446
Trip.com Group Ltd.	600	36,145
Vipshop Holdings Ltd., ADR	3,600	49,032

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund 3

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

China (cont’d.)

Weichai Power Co. Ltd. (Class H Stock)	9,000	$17,558
Western Mining Co. Ltd. (Class A Stock)	15,100	32,007
Xiaomi Corp. (Class B Stock), 144A*	56,000	358,523
Yunnan Aluminium Co. Ltd. (Class A Stock)	13,300	27,844
Yunnan Baiyao Group Co. Ltd. (Class A Stock)	2,200	17,331
Yunnan Yuntianhua Co. Ltd. (Class A Stock)	10,100	31,040
Yutong Bus Co. Ltd. (Class A Stock)	9,000	33,231
Zhejiang China Commodities City Group Co. Ltd. (Class A Stock)	15,400	32,446
Zhejiang NHU Co. Ltd. (Class A Stock)	10,500	31,950
Zhejiang Zheneng Electric Power Co. Ltd. (Class A Stock)	30,800	22,255
Zijin Mining Group Co. Ltd. (Class H Stock)	22,000	48,063

		5,781,405

Colombia 0.0%

Bancolombia SA	742	8,798

Czech Republic 0.2%

Komercni Banka A/S	355	17,254
Moneta Money Bank A/S, 144A	2,650	16,381

		33,635

Greece 0.5%

Eurobank Ergasias Services & Holdings SA	22,012	62,471
OPAP SA	1,573	34,951
Piraeus Financial Holdings SA	1,004	5,638

		103,060

India 16.7%

Alkem Laboratories Ltd.	296	17,932
Avenue Supermarts Ltd., 144A*	1,008	49,985
Bajaj Finance Ltd.	387	39,488
Bharat Electronics Ltd.	31,841	118,433
Bharti Airtel Ltd.	6,443	142,121
BSE Ltd.	1,147	86,746
Cartrade Tech Ltd.*	490	9,886
Cipla Ltd.	6,925	127,079
Coal India Ltd.	11,906	54,247
Coforge Ltd.	132	11,476
Cummins India Ltd.	2,731	93,768

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

India (cont’d.)

Divi’s Laboratories Ltd.	871	$62,872
Dixon Technologies India Ltd.	369	71,935
GAIL India Ltd.	13,900	31,074
GE Vernova T&D India Ltd.	595	11,015
HCL Technologies Ltd.	9,127	169,287
HDFC Asset Management Co. Ltd., 144A	2,058	106,651
HDFC Bank Ltd.	9,086	206,379
Hero MotoCorp Ltd.	506	22,926
Hindalco Industries Ltd.	12,012	88,780
Hindustan Aeronautics Ltd.	1,603	85,005
ICICI Bank Ltd.	5,833	98,049
Indian Hotels Co. Ltd. (The)	6,696	62,303
Indian Railway Catering & Tourism Corp. Ltd.	924	8,226
Infosys Ltd.	5,634	99,597
Infosys Ltd., ADR	8,600	151,360
InterGlobe Aviation Ltd., 144A*	195	12,151
Just Dial Ltd.*	433	4,778
LIC Housing Finance Ltd.	4,433	31,604
Lupin Ltd.	5,291	131,572
Mahindra & Mahindra Ltd.	1,066	36,934
Maruti Suzuki India Ltd.	983	142,489
Medplus Health Services Ltd.*	803	7,671
Muthoot Finance Ltd.	4,776	122,952
NMDC Ltd.	76,968	59,047
Oberoi Realty Ltd.	3,387	65,751
Oil & Natural Gas Corp. Ltd.	1,654	4,786
Page Industries Ltd.	69	37,200
Persistent Systems Ltd.	1,264	79,550
Power Finance Corp. Ltd.	12,449	60,220
Punjab National Bank	15,472	18,345
Redington Ltd.	5,069	14,738
Reliance Industries Ltd.	8,033	133,383
Shriram Finance Ltd.	622	4,507
Sun Pharmaceutical Industries Ltd.	8,478	183,876
Tech Mahindra Ltd.	4,034	71,751
Vedanta Ltd.	11,981	59,492
Wipro Ltd.	12,631	36,075
Zensar Technologies Ltd.	3,936	33,670
Zydus Lifesciences Ltd.	10,808	113,789

		3,492,951

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund 5

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Indonesia 2.4%
Astra International Tbk PT	421,300	$121,767
Bukit ASAm Tbk PT	59,800	9,945
Indo Tambangraya Megah Tbk PT	22,400	29,694
Indofood Sukses Makmur Tbk PT	352,700	170,133
Japfa Comfeed Indonesia Tbk PT	250,600	27,494
Medco Energi Internasional Tbk PT	134,200	8,490
United Tractors Tbk PT	101,600	138,848

		506,371

Malaysia 0.4%
AMMB Holdings Bhd	59,100	70,708
Telekom Malaysia Bhd	10,600	16,706

		87,414

Mexico 0.9%
Fibra Uno Administracion SA de CV, REIT	7,800	10,095
Grupo Aeroportuario del Centro Norte SAB de CV	2,400	26,409
Grupo Mexico SAB de CV (Class B Stock)	14,200	73,684
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	8,300	14,602
Promotora y Operadora de Infraestructura SAB de CV	5,505	61,598

		186,388

Philippines 0.1%
Converge Information & Communications Technology Solutions, Inc.	65,000	22,207

Poland 0.9%
Bank Polska Kasa Opieki SA	2,124	106,458
Santander Bank Polska SA	590	90,747

		197,205

Qatar 0.5%
Ooredoo QPSC	31,674	112,844

Russia 0.0%
Inter RAO UES PJSC^	202,400	—
LUKOIL PJSC^	2,762	—
Magnit PJSC^	1,716	—

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Russia (cont’d.)
PhosAgro PJSC^	232	$—
PhosAgro PJSC, GDR (XSTU)^	4	—
PhosAgro PJSC, GDR (XLON)*^	2	—
Rosneft Oil Co. PJSC^	5,856	—
Sberbank of Russia PJSC^	55,364	—
Surgutneftegas PAO^	38,400	—

		—

Saudi Arabia 3.3%
Al Rajhi Bank	5,508	143,087
Arab National Bank	2,677	15,355
Arabian Internet & Communications Services Co.	88	6,734
Banque Saudi Fransi	20,861	102,184
Etihad Etisalat Co.	6,224	104,205
Nahdi Medical Co.	2,052	62,146
Riyad Bank	19,608	160,967
SABIC Agri-Nutrients Co.	312	8,219
Saudi Advanced Industries Co.	6,191	48,110
Saudi Awwal Bank	593	5,549
Saudi Telecom Co.	2,991	37,973

		694,529

South Africa 1.9%
Coronation Fund Managers Ltd.	5,880	12,064
Gold Fields Ltd.	3,493	78,344
Harmony Gold Mining Co. Ltd.	6,839	107,457
Kumba Iron Ore Ltd.	3,546	61,960
Naspers Ltd. (Class N Stock)	157	41,282
Old Mutual Ltd.	16,018	9,757
Sanlam Ltd.	7,565	34,444
Standard Bank Group Ltd.	2,978	37,190
Vodacom Group Ltd.	2,436	18,024

		400,522

South Korea 10.7%
BNK Financial Group, Inc.	2,779	20,256
Hana Financial Group, Inc.	3,241	146,980
Hankook Tire & Technology Co. Ltd.	2,146	62,332
HD Hyundai Electric Co. Ltd.	122	26,550

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund 7

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

South Korea (cont’d.)
HD Hyundai Heavy Industries Co. Ltd.*	96	$27,152
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	470	89,909
HMM Co. Ltd.	2,762	35,548
Hyundai Mobis Co. Ltd.	638	119,758
Industrial Bank of Korea	1,998	21,563
JB Financial Group Co. Ltd.	1,746	20,978
KB Financial Group, Inc.	2,561	161,852
Kia Corp.	1,320	83,890
Korea Electric Power Corp.	4,434	79,968
KT&G Corp.	1,073	86,606
LG Uplus Corp.	1,982	16,735
Meritz Financial Group, Inc.	461	40,273
Mirae Asset Securities Co. Ltd.	6,768	56,258
NAVER Corp.	261	36,724
NH Investment & Securities Co. Ltd.	2,079	22,476
Orion Corp.	290	25,137
Samsung Electronics Co. Ltd.	12,029	469,342
Samsung Securities Co. Ltd.	377	13,820
Shinhan Financial Group Co. Ltd.	3,863	139,609
SK Hynix, Inc.	2,065	257,657
SK Telecom Co. Ltd.	1,424	54,407
Woori Financial Group, Inc.	9,489	118,162

		2,233,942

Taiwan 15.5%
Accton Technology Corp.	6,000	111,758
ASE Technology Holding Co. Ltd.	15,000	63,918
Asia Vital Components Co. Ltd.	4,000	58,731
Asustek Computer, Inc.	3,000	54,861
China Airlines Ltd.	118,000	77,734
Compal Electronics, Inc.	60,000	51,700
Elite Material Co. Ltd.	2,000	34,807
Eva Airways Corp.	57,000	68,464
Evergreen Marine Corp. Taiwan Ltd.	13,000	84,227
Hon Hai Precision Industry Co. Ltd.	21,000	93,561
MediaTek, Inc.	5,000	212,466
Nien Made Enterprise Co. Ltd.	4,000	48,983
Novatek Microelectronics Corp.	2,000	32,527
Pou Chen Corp.	80,000	82,382
Realtek Semiconductor Corp.	4,000	65,756
Synnex Technology International Corp.	37,000	82,086

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Taiwan (cont’d.)

Taiwan Semiconductor Manufacturing Co. Ltd.	66,000	$1,870,081
Vanguard International Semiconductor Corp.	5,000	14,115
Wiwynn Corp.	1,000	60,181
Yang Ming Marine Transport Corp.	28,000	59,821
Yuanta Financial Holding Co. Ltd.	26,460	25,924

		3,254,083

Thailand 2.8%

Advanced Info Service PCL	16,300	143,777
Charoen Pokphand Foods PCL	57,200	45,307
CP ALL PCL	54,000	83,148
Kasikornbank PCL	12,200	58,261
Krung Thai Bank PCL	52,800	34,455
PTT Exploration & Production PCL	14,800	44,046
PTT PCL	32,000	29,676
SCB X PCL	29,000	103,335
TMBThanachart Bank PCL	1,015,600	55,634

		597,639

Turkey 1.7%

Aselsan Elektronik Sanayi Ve Ticaret A/S	31,725	111,763
BIM Birlesik Magazalar A/S	1,485	17,446
Pegasus Hava Tasimaciligi A/S*	10,503	61,083
Turk Hava Yollari AO*	6,512	48,319
Turkcell Iletisim Hizmetleri A/S	46,745	109,643
Turkiye Is Bankasi A/S (Class C Stock)	1	—

		348,254

United Arab Emirates 2.4%

Aldar Properties PJSC	28,336	63,811
Dubai Islamic Bank PJSC	78,329	161,381
Emaar Development PJSC	1,708	6,224
Emaar Properties PJSC	51,691	184,705
Emirates NBD Bank PJSC	14,223	79,599

		495,720

United Kingdom 0.1%

Anglogold Ashanti PLC	516	21,482

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund 9

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

United States 0.7%

JBS SA	17,900	$138,307

TOTAL COMMON STOCKS
(cost $15,438,531)		19,742,090

PREFERRED STOCKS 1.8%

Brazil 1.4%

Gerdau SA (PRFC)	30,094	79,489
Itau Unibanco Holding SA (PRFC)	10,780	67,585
Petroleo Brasileiro SA (PRFC)	27,200	143,976

		291,050

Russia 0.0%

Surgutneftegas PAO (PRFC)^	38,200	—

South Korea 0.4%

Hyundai Motor Co. (2nd PRFC)	125	13,418
Hyundai Motor Co. (PRFC)	68	7,167
Samsung Electronics Co. Ltd. (PRFC)	2,152	71,039

		91,624

TOTAL PREFERRED STOCKS
(cost $370,641)		382,674

UNAFFILIATED EXCHANGE-TRADED FUND 0.5%

United States

iShares MSCI Emerging Markets ETF (cost $91,077)	2,100	91,896

TOTAL LONG-TERM INVESTMENTS
(cost $15,900,249)		20,216,660

SHORT-TERM INVESTMENTS 3.2%

AFFILIATED MUTUAL FUND 2.5%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%) (cost $526,731)(wb)	526,731	526,731

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) 0.7%
U.S. Treasury Bills (cost $149,179)	4.246%	06/17/25	150	$149,174

TOTAL SHORT-TERM INVESTMENTS
(cost $675,910)				675,905

TOTAL INVESTMENTS 99.7%
(cost $16,576,159)				20,892,565
Other assets in excess of liabilities(z) 0.3%				57,085

NET ASSETS 100.0%				$20,949,650

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at April 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
13	Mini MSCI Emerging Markets Index	Jun. 2025	$721,500	$32,040

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

MSC	$—	$149,174

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund 11

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Brazil	$693,949	$—	$—
Chile	331,385	—	—
China	517,707	5,263,698	—
Colombia	8,798	—	—
Czech Republic	—	33,635	—
Greece	—	103,060	—
India	151,360	3,341,591	—
Indonesia	—	506,371	—
Malaysia	—	87,414	—
Mexico	186,388	—	—
Philippines	—	22,207	—
Poland	—	197,205	—
Qatar	—	112,844	—
Russia	—	—	—	**
Saudi Arabia	166,351	528,178	—
South Africa	9,757	390,765	—
South Korea	—	2,233,942	—
Taiwan	—	3,254,083	—
Thailand	—	597,639	—
Turkey	—	348,254	—
United Arab Emirates	—	495,720	—
United Kingdom	—	21,482	—
United States	138,307	—	—
Preferred Stocks
Brazil	291,050	—	—
Russia	—	—	—	**
South Korea	—	91,624	—
Unaffiliated Exchange-Traded Fund
United States	91,896	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Fund	$526,731	$—	$—
U.S. Treasury Obligation	—	149,174	—

Total	$3,113,679	$17,778,886	$—	**

Other Financial Instruments*
Assets
Futures Contracts	$32,040	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2025 were as follows:

Banks	16.9%
Semiconductors & Semiconductor Equipment	12.0
Broadline Retail	5.4
Technology Hardware, Storage & Peripherals	5.3
Metals & Mining	5.1
Interactive Media & Services	5.0
Oil, Gas & Consumable Fuels	3.3
Pharmaceuticals	3.2
IT Services	3.1
Automobiles	2.8
Wireless Telecommunication Services	2.7
Insurance	2.5
Affiliated Mutual Fund	2.5
Food Products	2.4
Hotels, Restaurants & Leisure	1.8
Aerospace & Defense	1.8
Capital Markets	1.6
Entertainment	1.6
Real Estate Management & Development	1.5
Machinery	1.5
Passenger Airlines	1.3
Consumer Finance	1.2

Electric Utilities	1.2%
Electronic Equipment, Instruments & Components	1.1
Consumer Staples Distribution & Retail	1.1
Diversified Telecommunication Services	1.0
Financial Services	1.0
Marine Transportation	0.9
Automobile Components	0.9
Specialty Retail	0.8
Household Durables	0.8
U.S. Treasury Obligation	0.7
Textiles, Apparel & Luxury Goods	0.6
Industrial Conglomerates	0.6
Communications Equipment	0.5
Chemicals	0.5
Electrical Equipment	0.5
Unaffiliated Exchange-Traded Fund	0.5
Independent Power & Renewable Electricity Producers	0.4
Transportation Infrastructure	0.4
Tobacco	0.4
Life Sciences Tools & Services	0.3
Beverages	0.2

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund 13

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Industry Classification (continued):

Health Care Providers & Services	0.2%
Distributors	0.2
Gas Utilities	0.1
Media	0.1
Containers & Packaging	0.1
Household Products	0.1
Diversified REITs	0.0	*
Commercial Services & Supplies	0.0	*

	99.7
Other assets in excess of liabilities	0.3

	100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Due from/to broker-variation margin futures	$32,040	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(291,466)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$11,751

For the six months ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$1,562,695

*	Average volume is based on average quarter end balances for the six months ended April 30, 2025.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund 15

PGIM Quant Solutions Emerging Markets Equity Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value:
Unaffiliated investments (cost $16,049,428)	$20,365,834
Affiliated investments (cost $526,731)	526,731
Foreign currency, at value (cost $19,043)	18,914
Receivable for Fund shares sold	78,556
Dividends and interest receivable	70,525
Tax reclaim receivable	4,152
Due from Manager	3,878
Due from broker—variation margin futures	1,495
Prepaid expenses and other assets	21,695

Total Assets	21,091,780

Liabilities

Custodian and accounting fees payable	60,805
Foreign capital gains tax liability accrued	46,369
Audit fee payable	16,074
Shareholders’ reports payable	9,305
Accrued expenses and other liabilities	5,967
Payable for Fund shares purchased	2,693
Trustees’ fees payable	867
Affiliated transfer agent fee payable	50

Total Liabilities	142,130

Net Assets	$20,949,650

Net assets were comprised of:
Paid-in capital	$15,547,947
Total distributable earnings (loss)	5,401,703

Net assets, April 30, 2025	$20,949,650

Class R6
Net asset value, offering price and redemption price per share,
($20,949,650 ÷ 1,719,128 shares of beneficial interest issued and outstanding)	$12.19

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $83,217 foreign withholding tax)	$546,953
Affiliated dividend income	24,206
Interest income	2,201
Affiliated income from securities lending, net	418

Total income	573,778

Expenses
Management fee	132,621
Custodian and accounting fees	74,106
Professional fees	25,177
Audit fee	16,073
Shareholders’ reports	7,406
Fund data services	5,214
Trustees’ fees	5,121
Transfer agent’s fees and expenses (including affiliated expense of $220)	244
Registration fees	124
Miscellaneous	9,731

Total expenses	275,817
Less: Fee waiver and/or expense reimbursement	(63,586)

Net expenses	212,231

Net investment income (loss)	361,547

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(394)) (net of foreign capital gains taxes $(8,277))	3,974,717
Futures transactions	(291,466)
Foreign currency transactions	(31,293)

3,651,958

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $132,027)	(3,737,954)
Futures	11,751
Foreign currencies	5,040

(3,721,163)

Net gain (loss) on investment and foreign currency transactions	(69,205)

Net Increase (Decrease) In Net Assets Resulting From Operations	$292,342

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund 17

PGIM Quant Solutions Emerging Markets Equity Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$361,547	$884,144
Net realized gain (loss) on investment and foreign currency transactions	3,651,958	2,302,636
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(3,721,163)	5,795,732

Net increase (decrease) in net assets resulting from operations	292,342	8,982,512

Dividends and Distributions
Distributions from distributable earnings
Class R6	(1,071,972)	(1,306,279)

Fund share transactions
Net proceeds from shares sold (208,720 and 463,928 shares, respectively)	2,491,394	5,528,953
Net asset value of shares issued in reinvestment of dividends and distributions (24,085 and 125,123 shares, respectively)	291,910	1,306,279
Cost of shares purchased (1,944,627 and 640,346 shares, respectively)	(23,786,223)	(7,214,867)

Net increase (decrease) in net assets from Fund share transactions	(21,002,919)	(379,635)

Total increase (decrease)	(21,782,549)	7,296,598

Net Assets:

Beginning of period	42,732,199	35,435,601

End of period	$20,949,650	$42,732,199

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.45		$10.18	$9.34		$12.83	$11.61	$11.14
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.26	0.27		0.38	0.29	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.05)		2.38	0.98		(3.45)	1.11	0.53
Total from investment operations	0.07		2.64	1.25		(3.07)	1.40	0.71
Less Dividends and Distributions:
Dividends from net investment income	(0.33)		(0.37)	(0.41)		(0.35)	(0.18)	(0.24)
Distributions from net realized gains	-		-	-		(0.07)	-	-
Total dividends and distributions	(0.33)		(0.37)	(0.41)		(0.42)	(0.18)	(0.24)
Net asset value, end of period	$12.19		$12.45	$10.18		$9.34	$12.83	$11.61
Total Return(b):	0.47%		26.77%	13.37%		(24.71)%	12.08%	6.42%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,950		$42,732	$35,436		$32,181	$41,893	$36,054
Average net assets (000)	$35,659		$38,820	$37,262		$38,004	$45,007	$32,007
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.20	%(d)	1.20%	1.21	%(e)	1.20%	1.20%	1.20%
Expenses before waivers and/or expense reimbursement	1.56	%(d)	1.49%	1.61%		1.54%	1.42%	1.53%
Net investment income (loss)	2.04	%(d)	2.28%	2.54%		3.36%	2.15%	1.66%
Portfolio turnover rate(f)	61%		96%	101%		101%	108%	106%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund 19

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 97.8%

COMMON STOCKS 96.7%

Australia 6.5%

ANZ Group Holdings Ltd.	6,463	$123,587
APA Group, UTS	2,892	15,218
Aristocrat Leisure Ltd.	1,224	52,276
ASX Ltd.	420	19,018
BHP Group Ltd.	11,086	264,220
BlueScope Steel Ltd.	1,005	15,393
Brambles Ltd.	2,999	39,412
CAR Group Ltd.	847	18,079
Cochlear Ltd.	141	24,693
Coles Group Ltd.	2,907	39,476
Commonwealth Bank of Australia	3,657	389,796
Computershare Ltd.	1,143	29,868
Fortescue Ltd.	3,673	37,934
Glencore PLC*	22,495	73,755
Goodman Group, REIT	4,405	84,329
GPT Group (The), REIT	4,147	12,293
Insurance Australia Group Ltd.	5,130	26,945
Lottery Corp. Ltd. (The)	5,095	16,979
Macquarie Group Ltd.	785	97,006
Medibank Private Ltd.	5,961	17,732
National Australia Bank Ltd.	6,720	155,169
Northern Star Resources Ltd.	2,482	30,488
Origin Energy Ltd.	3,736	25,465
Pro Medicus Ltd.	124	18,182
Qantas Airways Ltd.	1,743	9,855
QBE Insurance Group Ltd.	3,265	45,122
REA Group Ltd.	115	18,271
Reece Ltd.	466	4,699
Rio Tinto Ltd.	805	60,228
Rio Tinto PLC	2,464	146,828
Santos Ltd.	7,044	27,080
Scentre Group, REIT	11,283	26,140
SGH Ltd.	441	14,423
Sonic Healthcare Ltd.	1,029	17,181
South32 Ltd.	9,798	16,885
Stockland, REIT	5,178	18,197
Suncorp Group Ltd.	2,348	30,534
Telstra Group Ltd.	8,772	25,317
Transurban Group, UTS	6,733	60,674
Treasury Wine Estates Ltd.	1,751	10,009
Vicinity Ltd., REIT	8,717	13,183
Washington H Soul Pattinson & Co. Ltd.	529	12,592

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Australia (cont’d.)

Wesfarmers Ltd.	2,461	$123,287
Westpac Banking Corp.	7,501	157,410
WiseTech Global Ltd.	413	23,484
Woodside Energy Group Ltd.	4,118	53,679
Woolworths Group Ltd.	2,649	53,464

		2,595,855

Austria 0.2%

Erste Group Bank AG	667	45,170
Mondi PLC	957	14,526
OMV AG	319	16,494
Verbund AG	154	11,835

		88,025

Belgium 0.8%

Ageas SA/NV	336	21,073
Anheuser-Busch InBev SA/NV	1,964	129,445
D’ieteren Group	48	9,586
Groupe Bruxelles Lambert NV	181	14,931
KBC Group NV	498	45,920
Lotus Bakeries NV	1	9,615
Sofina SA	36	10,058
Syensqo SA	162	11,588
UCB SA	274	50,235

		302,451

Brazil 0.0%

Yara International ASA	373	12,105

Chile 0.0%

Antofagasta PLC	855	18,763

China 0.5%

BOC Hong Kong Holdings Ltd.	8,489	35,216
Prosus NV*	2,989	140,138
SITC International Holdings Co. Ltd.	3,096	8,573
Wharf Holdings Ltd. (The)	2,477	6,222

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 21

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

China (cont’d.)

Wilmar International Ltd.	4,363	$10,233
Yangzijiang Shipbuilding Holdings Ltd.	5,800	9,935

		210,317

Denmark 2.3%

AP Moller - Maersk A/S (Class A Stock)	7	11,963
AP Moller - Maersk A/S (Class B Stock)	10	17,219
Carlsberg A/S (Class B Stock)	207	28,204
Coloplast A/S (Class B Stock)	273	30,893
Danske Bank A/S	1,496	52,491
Demant A/S*	208	7,575
DSV A/S	443	93,898
Genmab A/S*	136	28,837
Novo Nordisk A/S (Class B Stock)	7,037	470,505
Novonesis (Novozymes) B (Class B Stock)	764	49,627
Orsted A/S, 144A*	377	15,002
Pandora A/S	177	26,349
ROCKWOOL A/S (Class B Stock)	200	9,130
Tryg A/S	764	18,222
Vestas Wind Systems A/S	2,190	29,198
Zealand Pharma A/S*	147	10,397

		899,510

Finland 1.0%

Elisa OYJ	308	16,431
Fortum OYJ	971	16,280
Kesko OYJ (Class B Stock)	616	14,143
Kone OYJ (Class B Stock)	737	45,644
Metso OYJ	1,401	15,223
Neste OYJ	913	9,471
Nokia OYJ	11,551	57,746
Nordea Bank Abp	6,837	94,685
Orion OYJ (Class B Stock)	244	15,277
Sampo OYJ (Class A Stock)	5,251	52,608
Stora Enso OYJ (Class R Stock)	1,260	11,703
UPM-Kymmene OYJ	1,157	30,644
Wartsila OYJ Abp	1,091	20,158

		400,013

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

France 9.5%

Accor SA	422	$20,793
Aeroports de Paris SA	80	10,004
Air Liquide SA	1,264	259,724
Airbus SE	1,299	220,428
Alstom SA*	750	18,112
Amundi SA, 144A	139	10,980
Arkema SA	124	9,427
AXA SA	3,872	183,130
BioMerieux	94	12,688
BNP Paribas SA	2,224	188,438
Bollore SE	1,522	9,414
Bouygues SA	428	18,813
Bureau Veritas SA	689	21,871
Capgemini SE	334	53,324
Carrefour SA	1,188	18,323
Cie de Saint-Gobain SA	974	105,891
Cie Generale des Etablissements Michelin SCA	1,454	53,167
Covivio SA, REIT	121	6,785
Credit Agricole SA	2,308	43,290
Danone SA	1,411	121,412
Dassault Aviation SA	41	14,783
Dassault Systemes SE	1,451	54,378
Edenred SE	537	16,747
Eiffage SA	153	20,819
Engie SA	3,961	81,867
EssilorLuxottica SA	650	187,299
Eurazeo SE	99	7,239
FDJ UNITED, 144A	217	7,735
Gecina SA, REIT	104	10,677
Getlink SE	693	13,159
Hermes International SCA	70	192,513
Ipsen SA	87	10,118
Kering SA	161	32,756
Klepierre SA, REIT	468	17,130
Legrand SA	568	62,423
L’Oreal SA	526	232,421
LVMH Moet Hennessy Louis Vuitton SE	602	333,465
Orange SA	4,161	60,368
Pernod Ricard SA	437	47,369
Publicis Groupe SA	496	50,467
Renault SA	417	22,147
Rexel SA	510	14,170

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 23

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

France (cont’d.)

Safran SA	787	$209,436
Sartorius Stedim Biotech	64	15,103
Societe Generale SA	1,562	81,441
Sodexo SA	191	12,124
Teleperformance SE	123	13,488
Thales SA	201	56,305
TotalEnergies SE	4,715	268,544
Unibail-Rodamco-Westfield, REIT	267	22,603
Veolia Environnement SA	1,526	55,736
Vinci SA	1,081	151,845

		3,762,689

Germany 9.7%

adidas AG	370	85,134
Allianz SE	844	349,059
BASF SE	1,936	98,870
Bayer AG	2,131	55,847
Bayerische Motoren Werke AG	628	53,265
Beiersdorf AG	218	30,716
Brenntag SE	274	18,299
Commerzbank AG	2,055	54,391
Continental AG	238	18,606
Covestro AG*	409	27,522
CTS Eventim AG & Co. KGaA	141	16,707
Daimler Truck Holding AG	1,030	41,382
Deutsche Bank AG	4,014	105,248
Deutsche Boerse AG	412	132,703
Deutsche Lufthansa AG	1,374	9,873
Deutsche Post AG	2,082	88,960
Deutsche Telekom AG	7,627	273,943
E.ON SE	4,869	85,157
Evonik Industries AG	587	13,192
Fresenius Medical Care AG	445	22,640
Fresenius SE & Co. KGaA*	916	43,507
GEA Group AG	336	21,920
Hannover Rueck SE	130	41,730
Heidelberg Materials AG	296	59,174
Henkel AG & Co. KGaA	232	16,375
Infineon Technologies AG	2,832	93,804
Knorr-Bremse AG	159	15,769
LEG Immobilien SE	162	13,733

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Germany (cont’d.)

Mercedes-Benz Group AG	1,566	$93,629
Merck KGaA	280	38,982
MTU Aero Engines AG	117	40,494
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	293	200,591
Nemetschek SE	125	16,611
Puma SE	238	6,145
Rational AG	11	9,438
Rheinmetall AG	96	163,493
RWE AG	1,371	53,242
SAP SE	2,282	667,687
Scout24 SE, 144A	169	20,141
Siemens AG	1,661	382,464
Siemens Energy AG*	1,387	107,054
Siemens Healthineers AG, 144A	611	32,937
Symrise AG	288	33,215
Talanx AG	146	16,756
Vonovia SE	1,606	53,271
Zalando SE, 144A*	486	17,747

		3,841,423

Hong Kong 1.7%

AIA Group Ltd.	23,752	177,972
Brightoil Petroleum Holdings Ltd.^	7,000	—
CK Asset Holdings Ltd.	4,211	17,204
CK Infrastructure Holdings Ltd.	1,362	9,179
CLP Holdings Ltd.	3,654	31,156
Futu Holdings Ltd., ADR	124	11,446
Hang Seng Bank Ltd.	1,672	23,339
Henderson Land Development Co. Ltd.	3,099	8,789
HKT Trust & HKT Ltd., UTS	7,670	10,914
Hong Kong & China Gas Co. Ltd.	25,372	22,829
Hong Kong Exchanges & Clearing Ltd.	2,726	119,098
Hongkong Land Holdings Ltd.	2,491	12,191
Jardine Matheson Holdings Ltd.	364	16,174
Link REIT, REIT	5,750	26,921
MTR Corp. Ltd.	3,906	13,485
Power Assets Holdings Ltd.	3,158	20,885
Prudential PLC	5,747	61,107
Sino Land Co. Ltd.	8,422	8,655
Sun Hung Kai Properties Ltd.	3,251	30,840
Swire Pacific Ltd. (Class A Stock)	929	8,034

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 25

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Hong Kong (cont’d.)

Techtronic Industries Co. Ltd.	3,096	$31,158
WH Group Ltd., 144A	18,393	16,447
Wharf Real Estate Investment Co. Ltd.	4,025	9,626

		687,449

Ireland 0.4%

AerCap Holdings NV	433	45,898
AIB Group PLC	4,545	30,547
Bank of Ireland Group PLC	2,176	25,550
Kerry Group PLC (Class A Stock)	324	34,299
Kingspan Group PLC	335	28,269

		164,563

Israel 0.8%

Azrieli Group Ltd.	98	7,135
Bank Hapoalim BM	2,730	40,045
Bank Leumi Le-Israel BM	3,259	46,281
Check Point Software Technologies Ltd.*	206	45,229
Elbit Systems Ltd.	58	22,300
Global-e Online Ltd.*	218	7,828
ICL Group Ltd.	1,772	11,829
Israel Discount Bank Ltd. (Class A Stock)	2,674	19,973
Mizrahi Tefahot Bank Ltd.	336	17,014
Nice Ltd.*	136	21,247
Nova Ltd.*	65	12,550
Teva Pharmaceutical Industries Ltd., ADR*	2,427	37,643
Wix.com Ltd.*	124	21,029

		310,103

Italy 2.9%

Amplifon SpA	257	4,919
Banco BPM SpA	2,793	31,177
BPER Banca SpA	2,232	18,129
Coca-Cola HBC AG*	471	24,527
Davide Campari-Milano NV	1,328	8,911
DiaSorin SpA	51	5,828
Enel SpA	17,771	154,056
Eni SpA	4,630	66,309
Ferrari NV	276	126,347

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Italy (cont’d.)

FinecoBank Banca Fineco SpA	1,325	$26,514
Generali	2,042	74,630
Infrastrutture Wireless Italiane SpA, 144A	693	8,276
Intesa Sanpaolo SpA	33,064	176,505
Leonardo SpA	877	45,594
Mediobanca Banca di Credito Finanziario SpA	1,084	22,172
Moncler SpA	506	31,231
Nexi SpA, 144A*	1,067	6,232
Poste Italiane SpA, 144A	990	20,094
Prysmian SpA	609	33,454
Recordati Industria Chimica e Farmaceutica SpA	257	15,165
Snam SpA	4,374	25,105
Telecom Italia SpA*	20,553	8,140
Terna - Rete Elettrica Nazionale	3,051	30,339
UniCredit SpA	3,051	177,510
Unipol Assicurazioni SpA	801	14,367

		1,155,531

Japan 21.2%

Advantest Corp.	1,661	69,490
Aeon Co. Ltd.	1,413	41,784
AGC, Inc.	446	13,925
Aisin Corp.	1,138	14,454
Ajinomoto Co., Inc.	1,968	40,254
ANA Holdings, Inc.	351	6,743
Asahi Group Holdings Ltd.	3,130	43,264
Asahi Kasei Corp.	2,720	18,955
Asics Corp.	1,396	30,006
Astellas Pharma, Inc.	3,920	39,255
Bandai Namco Holdings, Inc.	1,305	45,352
Bridgestone Corp.	1,239	51,809
Canon, Inc.	2,021	62,368
Capcom Co. Ltd.	773	22,379
Central Japan Railway Co.	1,674	35,227
Chiba Bank Ltd. (The)	1,244	11,061
Chubu Electric Power Co., Inc.	1,431	18,582
Chugai Pharmaceutical Co. Ltd.	1,449	83,476
Concordia Financial Group Ltd.	2,348	15,187
Dai Nippon Printing Co. Ltd.	867	12,085
Daifuku Co. Ltd.	722	19,100
Dai-ichi Life Holdings, Inc.	7,844	56,637

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 27

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Daiichi Sankyo Co. Ltd.	3,832	$98,025
Daikin Industries Ltd.	582	66,303
Daito Trust Construction Co. Ltd.	122	13,583
Daiwa House Industry Co. Ltd.	1,210	43,781
Daiwa Securities Group, Inc.	2,886	18,978
Denso Corp.	4,099	52,926
Dentsu Group, Inc.	443	9,288
Disco Corp.	202	39,083
East Japan Railway Co.	1,964	42,573
Eisai Co. Ltd.	566	16,360
ENEOS Holdings, Inc.	5,921	28,505
FANUC Corp.	2,042	51,825
Fast Retailing Co. Ltd.	413	135,854
Fuji Electric Co. Ltd.	310	13,785
FUJIFILM Holdings Corp.	2,423	49,629
Fujikura Ltd.	560	20,836
Fujitsu Ltd.	3,812	84,685
Hankyu Hanshin Holdings, Inc.	499	14,233
Hikari Tsushin, Inc.	35	9,708
Hitachi Ltd.	10,133	250,442
Honda Motor Co. Ltd.	9,731	99,010
Hoshizaki Corp.	232	9,864
Hoya Corp.	771	90,721
Hulic Co. Ltd.	1,022	10,687
Idemitsu Kosan Co. Ltd.	2,003	12,413
Inpex Corp.	1,903	23,806
Isuzu Motors Ltd.	1,258	16,918
ITOCHU Corp.	2,570	131,437
Japan Airlines Co. Ltd.	285	5,163
Japan Exchange Group, Inc.	2,167	24,110
Japan Post Bank Co. Ltd.	3,958	40,696
Japan Post Holdings Co. Ltd.	4,170	40,533
Japan Post Insurance Co. Ltd.	423	8,504
Japan Tobacco, Inc.	2,619	80,686
JFE Holdings, Inc.	1,285	14,965
Kajima Corp.	887	21,179
Kansai Electric Power Co., Inc. (The)	2,049	25,245
Kao Corp.	1,039	44,492
Kawasaki Kisen Kaisha Ltd.	836	11,465
KDDI Corp.	6,712	118,961
Keyence Corp.	429	179,361
Kikkoman Corp.	1,424	13,940

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Kirin Holdings Co. Ltd.	1,700	$25,715
Kobe Bussan Co. Ltd.	332	10,146
Komatsu Ltd.	1,959	56,653
Konami Group Corp.	218	31,134
Kubota Corp.	2,125	24,693
Kyocera Corp.	2,777	32,912
Kyowa Kirin Co. Ltd.	510	7,963
Lasertec Corp.	170	15,805
LY Corp.	6,412	24,250
M3, Inc.*	980	12,282
Makita Corp.	526	15,382
Marubeni Corp.	3,056	54,179
MatsukiyoCocokara & Co.	694	12,739
MEIJI Holdings Co. Ltd.	534	13,129
MINEBEA MITSUMI, Inc.	805	11,798
Mitsubishi Chemical Group Corp.	3,029	14,726
Mitsubishi Corp.	7,480	142,020
Mitsubishi Electric Corp.	4,118	79,664
Mitsubishi Estate Co. Ltd.	2,300	40,402
Mitsubishi HC Capital, Inc.	2,048	14,488
Mitsubishi Heavy Industries Ltd.	7,004	138,069
Mitsubishi UFJ Financial Group, Inc.	25,056	315,684
Mitsui & Co. Ltd.	5,524	111,701
Mitsui Fudosan Co. Ltd.	5,728	56,768
Mitsui OSK Lines Ltd.	740	24,645
Mizuho Financial Group, Inc.	5,271	131,789
MonotaRO Co. Ltd.	570	10,963
MS&AD Insurance Group Holdings, Inc.	2,785	63,303
Murata Manufacturing Co. Ltd.	3,610	51,430
NEC Corp.	2,690	65,482
Nexon Co. Ltd.	706	11,077
Nidec Corp.	1,845	32,788
Nintendo Co. Ltd.	2,390	198,418
Nippon Building Fund, Inc., REIT	17	15,780
Nippon Paint Holdings Co. Ltd.	2,111	16,083
Nippon Sanso Holdings Corp.	387	12,385
Nippon Steel Corp.	2,097	44,137
Nippon Telegraph & Telephone Corp.	64,817	67,752
Nippon Yusen KK	973	31,791
Nissan Motor Co. Ltd.*	4,799	11,425
Nissin Foods Holdings Co. Ltd.	424	9,349
Nitori Holdings Co. Ltd.	182	21,655

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 29

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Nitto Denko Corp.	1,548	$27,209
Nomura Holdings, Inc.	6,512	36,295
Nomura Research Institute Ltd.	842	31,884
NTT Data Group Corp.	1,400	27,805
Obayashi Corp.	1,401	21,737
Obic Co. Ltd.	714	24,998
Olympus Corp.	2,418	31,683
Omron Corp.	375	11,132
Ono Pharmaceutical Co. Ltd.	803	9,243
Oracle Corp.	93	11,181
Oriental Land Co. Ltd.	2,334	49,433
ORIX Corp.	2,497	50,090
Osaka Gas Co. Ltd.	780	19,779
Otsuka Corp.	503	11,156
Otsuka Holdings Co. Ltd.	955	46,557
Pan Pacific International Holdings Corp.	846	26,046
Panasonic Holdings Corp.	5,049	57,892
Rakuten Group, Inc.*	3,396	20,024
Recruit Holdings Co. Ltd.	3,039	168,407
Renesas Electronics Corp.	3,651	42,845
Resona Holdings, Inc.	4,532	36,355
Ricoh Co. Ltd.	1,115	11,728
SBI Holdings, Inc.	608	15,987
SCREEN Holdings Co. Ltd.	167	11,105
SCSK Corp.	348	9,102
Secom Co. Ltd.	929	34,160
Seiko Epson Corp.	638	8,851
Sekisui Chemical Co. Ltd.	805	14,067
Sekisui House Ltd.	1,289	29,634
Seven & i Holdings Co. Ltd.	4,800	70,659
SG Holdings Co. Ltd.	750	7,897
Shimadzu Corp.	505	12,927
Shimano, Inc.	167	23,528
Shin-Etsu Chemical Co. Ltd.	3,912	119,048
Shionogi & Co. Ltd.	1,653	27,771
Shiseido Co. Ltd.	888	14,600
SMC Corp.	123	39,808
SoftBank Corp.	62,068	93,924
SoftBank Group Corp.	2,069	104,629
Sompo Holdings, Inc.	1,932	63,314
Sony Group Corp.	13,442	354,638
Subaru Corp.	1,282	23,214

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Sumitomo Corp.	2,357	$57,549
Sumitomo Electric Industries Ltd.	1,548	24,882
Sumitomo Metal Mining Co. Ltd.	564	12,513
Sumitomo Mitsui Financial Group, Inc.	8,152	194,484
Sumitomo Mitsui Trust Group, Inc.	1,400	34,634
Sumitomo Realty & Development Co. Ltd.	690	25,700
Suntory Beverage & Food Ltd.	303	10,587
Suzuki Motor Corp.	3,405	40,804
Sysmex Corp.	1,090	20,234
T&D Holdings, Inc.	1,062	22,598
Taisei Corp.	363	19,683
Takeda Pharmaceutical Co. Ltd.	3,447	104,267
TDK Corp.	4,211	44,937
Terumo Corp.	2,883	55,183
TIS, Inc.	474	13,681
Toho Co. Ltd.	260	14,844
Tokio Marine Holdings, Inc.	3,893	156,041
Tokyo Electron Ltd.	982	146,218
Tokyo Gas Co. Ltd.	768	25,515
Tokyo Metro Co. Ltd.	640	8,109
Tokyu Corp.	1,172	14,214
TOPPAN Holdings, Inc.	517	14,514
Toray Industries, Inc.	3,003	19,179
Toyota Industries Corp.	328	38,466
Toyota Motor Corp.	20,712	395,587
Toyota Tsusho Corp.	1,419	28,199
Trend Micro, Inc.	272	19,516
Unicharm Corp.	2,416	22,433
West Japan Railway Co.	991	20,847
Yakult Honsha Co. Ltd.	566	11,627
Yamaha Motor Co. Ltd.	2,077	16,312
Yaskawa Electric Corp.	500	10,535
Yokogawa Electric Corp.	526	11,383
Zensho Holdings Co. Ltd.	208	12,853
ZOZO, Inc.	882	8,957

		8,447,932

Jordan 0.0%

Hikma Pharmaceuticals PLC	381	10,096

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 31

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Luxembourg 0.1%

ArcelorMittal SA	1,017	$30,075
CVC Capital Partners PLC, 144A*	477	8,511
Eurofins Scientific SE	293	18,490

		57,076

Macau 0.1%

Galaxy Entertainment Group Ltd.	4,954	17,892
Sands China Ltd.*	5,050	9,044

		26,936

Netherlands 3.9%

ABN AMRO Bank NV, 144A, CVA	993	20,578
Adyen NV, 144A*	49	79,292
Aegon Ltd.	2,868	18,447
Akzo Nobel NV	370	23,360
Argenx SE*	132	85,331
ASM International NV	101	49,367
ASML Holding NV	861	576,390
ASR Nederland NV	343	21,643
BE Semiconductor Industries NV	181	19,603
Euronext NV, 144A	169	28,248
EXOR NV	219	20,677
Heineken Holding NV	281	21,971
Heineken NV	624	55,857
IMCD NV	129	17,155
ING Groep NV	6,877	133,547
JDE Peet’s NV	374	9,054
Koninklijke Ahold Delhaize NV	1,996	81,954
Koninklijke KPN NV	8,435	39,238
Koninklijke Philips NV*	1,733	43,983
NN Group NV	583	35,750
Randstad NV	249	9,995
Universal Music Group NV	1,785	52,489
Wolters Kluwer NV	517	91,281

		1,535,210

New Zealand 0.3%

Auckland International Airport Ltd.	3,648	16,295
Contact Energy Ltd.	1,783	9,393

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

New Zealand (cont’d.)

Fisher & Paykel Healthcare Corp. Ltd.	1,271	$25,640
Infratil Ltd.	2,060	12,911
Meridian Energy Ltd.	2,916	9,492
Xero Ltd.*	315	33,174

		106,905

Norway 0.6%

Aker BP ASA	684	14,684
DNB Bank ASA	1,942	48,546
Equinor ASA	1,817	41,129
Gjensidige Forsikring ASA	433	10,132
Kongsberg Gruppen ASA	193	31,094
Mowi ASA	1,049	19,235
Norsk Hydro ASA	3,050	16,179
Orkla ASA	1,518	16,929
Salmar ASA	150	7,412
Telenor ASA	1,388	20,848

		226,188

Poland 0.0%

InPost SA*	505	8,530

Portugal 0.1%

EDP SA	6,806	26,827
Galp Energia SGPS SA	932	14,440
Jeronimo Martins SGPS SA	638	15,441

		56,708

Russia 0.0%

Evraz PLC*^	2,361	—

Singapore 1.7%

CapitaLand Ascendas REIT, REIT	8,123	16,552
CapitaLand Integrated Commercial Trust, REIT	12,378	20,371
CapitaLand Investment Ltd.	5,078	10,702
DBS Group Holdings Ltd.	4,435	144,090
Genting Singapore Ltd.	12,448	7,059
Grab Holdings Ltd. (Class A Stock)*	5,149	25,127
Keppel Ltd.	3,358	16,883

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 33

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Singapore (cont’d.)

Oversea-Chinese Banking Corp. Ltd.	7,453	$92,237
Sea Ltd., ADR*	785	105,229
Sembcorp Industries Ltd.	1,858	9,398
Singapore Airlines Ltd.	3,196	16,402
Singapore Exchange Ltd.	1,958	21,540
Singapore Technologies Engineering Ltd.	3,468	19,692
Singapore Telecommunications Ltd.	16,101	46,583
STMicroelectronics NV	1,468	33,372
United Overseas Bank Ltd.	2,860	75,958

		661,195

South Africa 0.2%

Anglo American PLC	2,756	75,234

South Korea 0.0%

Delivery Hero SE, 144A*	428	12,096

Spain 3.0%

Acciona SA	51	7,432
ACS Actividades de Construccion y Servicios SA	398	24,937
Aena SME SA, 144A	162	40,697
Amadeus IT Group SA	977	76,903
Banco Bilbao Vizcaya Argentaria SA	12,592	172,813
Banco de Sabadell SA	11,800	34,430
Banco Santander SA	33,107	233,102
CaixaBank SA	8,559	65,598
Cellnex Telecom SA, 144A	1,149	46,499
EDP Renovaveis SA	676	6,331
Endesa SA	689	20,692
Grifols SA*	615	5,823
Iberdrola SA	12,731	229,487
Industria de Diseno Textil SA	2,384	128,200
Redeia Corp. SA	880	18,454
Repsol SA	2,510	30,681
Telefonica SA	8,609	44,226

		1,186,305

Sweden 3.0%

AddTech AB (Class B Stock)	563	18,941
Alfa Laval AB	627	26,005

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Sweden (cont’d.)

Assa Abloy AB (Class B Stock)	2,174	$65,990
Atlas Copco AB (Class A Stock)	5,826	90,179
Atlas Copco AB (Class B Stock)	3,385	47,003
Beijer Ref AB	863	13,164
Boliden AB*	593	18,170
Epiroc AB (Class A Stock)	1,429	30,916
Epiroc AB (Class B Stock)	844	16,552
EQT AB	807	23,320
Essity AB (Class B Stock)	1,323	38,260
Evolution AB, 144A	344	23,830
Fastighets AB Balder (Class B Stock)*	1,604	11,530
H & M Hennes & Mauritz AB (Class B Stock)	1,277	18,504
Hexagon AB (Class B Stock)	4,503	43,826
Holmen AB (Class B Stock)	157	6,208
Industrivarden AB (Class A Stock)	268	9,418
Industrivarden AB (Class C Stock)	347	12,186
Indutrade AB	592	16,016
Investment AB Latour (Class B Stock)	339	9,149
Investor AB (Class B Stock)	3,754	111,225
L E Lundbergforetagen AB (Class B Stock)	157	8,284
Lifco AB (Class B Stock)	505	19,551
Nibe Industrier AB (Class B Stock)	3,280	13,987
Saab AB (Class B Stock)	712	33,154
Sagax AB (Class B Stock)	503	11,433
Sandvik AB	2,312	47,730
Securitas AB (Class B Stock)	1,108	17,558
Skandinaviska Enskilda Banken AB (Class A Stock)	3,442	54,617
Skanska AB (Class B Stock)	738	17,149
SKF AB (Class B Stock)	739	14,485
Svenska Cellulosa AB SCA (Class B Stock)	1,316	17,017
Svenska Handelsbanken AB (Class A Stock)	3,163	41,403
Swedbank AB (Class A Stock)	1,841	45,958
Swedish Orphan Biovitrum AB*	422	12,835
Tele2 AB (Class B Stock)	1,245	18,369
Telefonaktiebolaget LM Ericsson (Class B Stock)	6,025	50,895
Telia Co. AB	5,107	19,184
Trelleborg AB (Class B Stock)	480	16,551
Volvo AB (Class B Stock)	3,445	93,647

		1,204,199

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 35

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Switzerland 4.8%

ABB Ltd.	3,456	$182,514
Avolta AG	202	9,205
Baloise Holding AG	92	20,467
Banque Cantonale Vaudoise	62	7,631
Barry Callebaut AG	8	7,172
BKW AG	43	8,621
Chocoladefabriken Lindt & Spruengli AG	4	58,296
Cie Financiere Richemont SA (Class A Stock)	1,175	207,629
DSM-Firmenich AG	403	43,779
EMS-Chemie Holding AG	15	11,059
Galderma Group AG	208	24,158
Geberit AG	76	52,647
Givaudan SA	21	101,312
Helvetia Holding AG	74	16,324
Julius Baer Group Ltd.	446	28,922
Kuehne + Nagel International AG	114	26,254
Logitech International SA	329	25,001
Lonza Group AG	158	113,524
Partners Group Holding AG	50	65,514
Sandoz Group AG	923	40,035
Schindler Holding AG	50	17,727
Schindler Holding AG (Part. Cert.)	88	32,186
SGS SA	328	32,033
SIG Group AG*	662	12,770
Sika AG	341	85,218
Sonova Holding AG	111	34,123
Straumann Holding AG	242	29,509
Swatch Group AG (The) (Bearer Shares)	63	10,933
Swiss Life Holding AG	65	64,900
Swiss Prime Site AG	155	21,856
Swisscom AG	60	40,013
Temenos AG	132	9,455
UBS Group AG	7,186	218,134
VAT Group AG, 144A	59	21,298
Zurich Insurance Group AG	320	226,967

		1,907,186

United Arab Emirates 0.0%

NMC Health PLC*^	372	—

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

United Kingdom 11.1%

3i Group PLC	2,111	$119,675
Admiral Group PLC	564	24,530
Ashtead Group PLC	946	50,642
Associated British Foods PLC	711	19,599
AstraZeneca PLC	3,388	485,388
Auto Trader Group PLC, 144A	1,926	21,638
Aviva PLC	5,808	43,516
BAE Systems PLC	6,577	152,472
Barclays PLC	31,277	124,596
Barratt Redrow PLC	2,990	18,640
British American Tobacco PLC	4,343	189,174
BT Group PLC	14,038	32,582
Bunzl PLC	717	22,531
Centrica PLC	11,302	24,198
CK Hutchison Holdings Ltd.	5,945	33,524
Coca-Cola Europacific Partners PLC	455	41,287
Compass Group PLC	3,709	125,048
Croda International PLC	288	11,368
DCC PLC	214	13,987
Diageo PLC	4,862	136,527
Entain PLC	1,317	11,259
Halma PLC	823	30,378
HSBC Holdings PLC	39,051	435,316
Imperial Brands PLC	1,720	70,577
Informa PLC	2,936	28,682
InterContinental Hotels Group PLC	343	36,601
Intertek Group PLC	350	21,495
J Sainsbury PLC	4,047	14,383
JD Sports Fashion PLC	5,346	5,628
Kingfisher PLC	4,144	15,927
Land Securities Group PLC, REIT	1,595	12,639
Legal & General Group PLC	12,783	40,255
Lloyds Banking Group PLC	131,485	129,181
London Stock Exchange Group PLC	1,046	162,874
M&G PLC	4,895	13,583
Marks & Spencer Group PLC	4,600	23,904
Melrose Industries PLC	2,788	16,208
National Grid PLC	10,689	154,286
NatWest Group PLC	16,597	106,757
Next PLC	254	41,904
Pearson PLC	1,300	20,841
Phoenix Group Holdings PLC	1,549	12,393

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 37

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

United Kingdom (cont’d.)

Reckitt Benckiser Group PLC	1,487	$95,981
RELX PLC	4,064	221,793
Rentokil Initial PLC	5,476	25,087
Rolls-Royce Holdings PLC	18,583	188,106
Sage Group PLC (The)	2,174	36,042
Schroders PLC	1,663	7,327
Segro PLC, REIT	2,787	25,352
Severn Trent PLC	608	22,616
Smith & Nephew PLC	1,856	26,119
Smiths Group PLC	743	18,515
Spirax Group PLC	160	12,611
SSE PLC	2,393	53,953
Standard Chartered PLC	4,461	64,253
Tesco PLC	14,621	72,359
Unilever PLC	5,414	344,709
United Utilities Group PLC	1,537	23,108
Vodafone Group PLC	44,108	43,345
Whitbread PLC	399	13,858
Wise PLC (Class A Stock)*	1,445	18,953
WPP PLC	2,430	18,839

		4,428,919

United States 10.3%

Alcon AG	1,083	105,225
BP PLC	35,224	162,643
CSL Ltd.	1,058	169,823
CyberArk Software Ltd.*	93	32,751
Experian PLC	1,995	99,253
Ferrovial SE	1,028	50,148
GSK PLC	9,057	179,172
Haleon PLC	19,781	99,535
Holcim AG*	1,139	127,281
James Hardie Industries PLC, CDI*	932	21,876
Monday.com Ltd.*	94	26,413
Nestle SA	5,725	609,354
Novartis AG	4,307	491,245
QIAGEN NV*	486	20,857
Roche Holding AG	1,536	502,251
Roche Holding AG (Bearer Shares)	76	26,439
Sanofi SA	2,484	271,729
Schneider Electric SE	1,195	279,207

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

United States (cont’d.)

Shell PLC	13,318	$429,795
Spotify Technology SA*	350	214,893
Stellantis NV	4,397	40,916
Swiss Re AG	660	118,473
Tenaris SA	913	15,224

		4,094,503

TOTAL COMMON STOCKS
(cost $21,151,229)		38,494,015

PREFERRED STOCKS 0.3%

Germany

Bayerische Motoren Werke AG (PRFC)	121	9,764
Dr. Ing. h.c. F. Porsche AG (PRFC), 144A	247	12,417
Henkel AG & Co. KGaA (PRFC)	367	28,504
Porsche Automobil Holding SE (PRFC)	332	13,689
Sartorius AG (PRFC)	57	14,797
Volkswagen AG (PRFC)	447	48,638

TOTAL PREFERRED STOCKS
(cost $135,632)		127,809

	Units

RIGHTS* 0.0%

Italy 0.0%

DiaSorin SpA, expiring 05/02/25	51	—

Spain 0.0%

EDP Renovaveis SA, expiring 05/09/25	676	69

TOTAL RIGHTS
(cost $64)		69

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 39

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

UNAFFILIATED EXCHANGE-TRADED FUND 0.8%

United States

iShares MSCI EAFE ETF(a)
(cost $204,726)	3,500	$296,625

TOTAL LONG-TERM INVESTMENTS
(cost $21,491,651)		38,918,518

SHORT-TERM INVESTMENTS 1.3%

AFFILIATED MUTUAL FUNDS 1.0%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(wb)	99,670	99,670
PGIM Institutional Money Market Fund (7-day effective yield 4.540%)
(cost $286,345; includes $286,275 of cash collateral for securities on loan)(b)(wb)	286,574	286,374

TOTAL AFFILIATED MUTUAL FUNDS
(cost $386,015)		386,044

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) 0.3%
U.S. Treasury Bills
(cost $114,374)	4.215%	06/17/25	115	114,367

TOTAL SHORT-TERM INVESTMENTS
(cost $500,389)				500,411

TOTAL INVESTMENTS 99.1%
(cost $21,992,040)				39,418,929
Other assets in excess of liabilities(z) 0.9%				377,815

NET ASSETS 100.0%				$39,796,744

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $279,675; cash collateral of $286,275 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at April 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4	Euro STOXX 50 Index	Jun. 2025	$231,419	$(10,360)
1	FTSE 100 Index	Jun. 2025	112,800	(2,600)
3	Mini MSCI EAFE Index	Jun. 2025	374,205	25,164
1	TOPIX Index	Jun. 2025	186,355	1,446

				$13,650

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

MSC	$—	$114,367

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 41

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$2,595,855	$—
Austria	—	88,025	—
Belgium	—	302,451	—
Brazil	—	12,105	—
Chile	—	18,763	—
China	—	210,317	—
Denmark	—	899,510	—
Finland	—	400,013	—
France	—	3,762,689	—
Germany	27,522	3,813,901	—
Hong Kong	11,446	676,003	—	**
Ireland	45,898	118,665	—
Israel	111,729	198,374	—
Italy	—	1,155,531	—
Japan	—	8,447,932	—
Jordan	—	10,096	—
Luxembourg	—	57,076	—
Macau	—	26,936	—
Netherlands	—	1,535,210	—
New Zealand	16,295	90,610	—
Norway	—	226,188	—
Poland	—	8,530	—
Portugal	—	56,708	—
Russia	—	—	—	**
Singapore	130,356	530,839	—
South Africa	—	75,234	—
South Korea	—	12,096	—
Spain	—	1,186,305	—
Sweden	—	1,204,199	—
Switzerland	—	1,907,186	—
United Arab Emirates	—	—	—	**
United Kingdom	41,287	4,387,632	—
United States	274,057	3,820,446	—
Preferred Stocks
Germany	—	127,809	—
Rights
Italy	—	—	—
Spain	69	—	—
Unaffiliated Exchange-Traded Fund
United States	296,625	—	—

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$386,044	$—	$—
U.S. Treasury Obligation	—	114,367	—

Total	$1,341,328	$38,077,601	$—	**

Other Financial Instruments*
Assets
Futures Contracts	$26,610	$—	$—

Liabilities
Futures Contracts	$(12,960)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2025 were as follows:

Banks	12.4%
Pharmaceuticals	8.2
Insurance	6.1
Capital Markets	3.2
Aerospace & Defense	3.0
Oil, Gas & Consumable Fuels	3.0
Machinery	2.8
Semiconductors & Semiconductor Equipment	2.8
Chemicals	2.6
Food Products	2.6
Automobiles	2.6
Software	2.5
Textiles, Apparel & Luxury Goods	2.4
Metals & Mining	2.2
Electrical Equipment	2.1
Industrial Conglomerates	2.0
Health Care Equipment & Supplies	1.9
Diversified Telecommunication Services	1.9
Trading Companies & Distributors	1.9
Electric Utilities	1.8

Professional Services	1.8%
Entertainment	1.7
Personal Care Products	1.7
Beverages	1.5
Hotels, Restaurants & Leisure	1.3
Consumer Staples Distribution & Retail	1.2
Household Durables	1.2
Financial Services	1.0
Electronic Equipment, Instruments & Components	1.0
Real Estate Management & Development	1.0
Multi-Utilities	1.0
Affiliated Mutual Funds (0.7% represents investments purchased with collateral from securities on loan)	1.0
Wireless Telecommunication Services	1.0
Specialty Retail	0.9
Broadline Retail	0.9
Building Products	0.9
Construction & Engineering	0.9
IT Services	0.9

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 43

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Industry Classification (continued):

Tobacco	0.9%
Biotechnology	0.8
Unaffiliated Exchange-Traded Fund	0.8
Automobile Components	0.5
Construction Materials	0.5
Household Products	0.5
Air Freight & Logistics	0.5
Life Sciences Tools & Services	0.4
Ground Transportation	0.4
Technology Hardware, Storage & Peripherals	0.4
Commercial Services & Supplies	0.4
Transportation Infrastructure	0.4
Marine Transportation	0.3
Retail REITs	0.3
Industrial REITs	0.3
U.S. Treasury Obligation	0.3
Communications Equipment	0.3
Gas Utilities	0.3
Media	0.3
Interactive Media & Services	0.3
Health Care Providers & Services	0.2

Independent Power & Renewable Electricity Producers	0.2%
Paper & Forest Products	0.2
Leisure Products	0.2
Diversified REITs	0.1
Passenger Airlines	0.1
Water Utilities	0.1
Health Care Technology	0.1
Office REITs	0.1
Diversified Consumer Services	0.0	*
Energy Equipment & Services	0.0	*
Containers & Packaging	0.0	*
Distributors	0.0	*

	99.1
Other assets in excess of liabilities	0.9

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$26,610*	Due from/to broker-variation margin futures	$12,960*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$30,711

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$33,164

For the six months ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$1,225,307

*	Average volume is based on average quarter end balances for the six months ended April 30, 2025.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$279,675	$(279,675)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 45

PGIM Quant Solutions International Developed Markets Index Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value, including securities on loan of $279,675:
Unaffiliated investments (cost $21,606,025)	$39,032,885
Affiliated investments (cost $386,015)	386,044
Foreign currency, at value (cost $318,215)	321,202
Tax reclaim receivable	274,195
Dividends receivable	156,682
Receivable for Fund shares sold	112,908
Due from Manager	17,128
Prepaid expenses and other assets	16,572

Total Assets	40,317,616

Liabilities

Payable to broker for collateral for securities on loan	286,275
Payable for Fund shares purchased	170,857
Custodian and accounting fees payable	42,756
Accrued expenses and other liabilities	19,257
Trustees’ fees payable	934
Due to broker—variation margin futures	717
Affiliated transfer agent fee payable	76

Total Liabilities	520,872

Net Assets	$39,796,744

Net assets were comprised of:
Paid-in capital	$26,147,115
Total distributable earnings (loss)	13,649,629

Net assets, April 30, 2025	$39,796,744

Class R6
Net asset value, offering price and redemption price per share, ($39,796,744 ÷ 2,680,333 shares of beneficial interest issued and outstanding)	$14.85

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $77,678 foreign withholding tax)	$561,746
Affiliated dividend income	15,170
Interest income	2,763
Affiliated income from securities lending, net	447

Total income	580,126

Expenses
Management fee	49,556
Custodian and accounting fees	53,010
Professional fees	30,838
Pricing fees	24,153
Audit fee	15,474
Shareholders’ reports	8,623
Trustees’ fees	5,078
Transfer agent’s fees and expenses (including affiliated expense of $337)	395
Registration fees	124
Miscellaneous	3,903

Total expenses	191,154
Less: Fee waiver and/or expense reimbursement	(153,068)

Net expenses	38,086

Net investment income (loss)	542,040

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(48))	321,456
Futures transactions	30,711
Foreign currency transactions	5,508

357,675

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $29)	2,526,981
Futures	33,164
Foreign currencies	25,773

2,585,918

Net gain (loss) on investment and foreign currency transactions	2,943,593

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,485,633

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 47

PGIM Quant Solutions International Developed Markets Index Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	Year Ended October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$542,040	$1,607,645
Net realized gain (loss) on investment and foreign currency transactions	357,675	5,459,515
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,585,918	5,835,967

Net increase (decrease) in net assets resulting from operations	3,485,633	12,903,127

Dividends and Distributions
Distributions from distributable earnings
Class R6	(1,784,602)	(2,059,921)

Fund share transactions
Net proceeds from shares sold (538,563 and 962,550 shares, respectively)	7,416,045	13,508,656
Net asset value of shares issued in reinvestment of dividends and distributions (129,038 and 159,808 shares, respectively)	1,784,602	2,059,921
Cost of shares purchased (753,957 and 3,517,249 shares, respectively)	(10,640,930)	(49,463,237)

Net increase (decrease) in net assets from Fund share transactions	(1,440,283)	(33,894,660)

Total increase (decrease)	260,748	(23,051,454)

Net Assets:

Beginning of period	39,535,996	62,587,450

End of period	$39,796,744	$39,535,996

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.29		$12.13		$10.82	$14.73	$11.23	$12.16
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.36		0.34	0.32	0.31	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.00		2.20		1.26	(3.76)	3.40	(0.82)
Total from investment operations	1.19		2.56		1.60	(3.44)	3.71	(0.60)
Less Dividends and Distributions:
Dividends from net investment income	(0.63)		(0.40)		(0.29)	(0.43)	(0.21)	(0.33)
Distributions from net realized gains	-		-		-	(0.04)	-	-
Total dividends and distributions	(0.63)		(0.40)		(0.29)	(0.47)	(0.21)	(0.33)
Net asset value, end of period	$14.85		$14.29		$12.13	$10.82	$14.73	$11.23
Total Return(b):	8.66%		21.50%		14.87%	(24.07)%	33.21%	(5.21)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$39,797		$39,536		$62,587	$60,651	$81,612	$66,162
Average net assets (000)	$39,973		$62,009		$66,020	$72,851	$82,645	$56,084
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.19	%(d)	0.21	%(e)	0.29%	0.30%	0.30%	0.30%
Expenses before waivers and/or expense reimbursement	0.96	%(d)	0.77%		0.77%	0.70%	0.69%	0.95%
Net investment income (loss)	2.73	%(d)	2.59%		2.67%	2.57%	2.16%	1.93%
Portfolio turnover rate(f)	18%		24%		8%	26%	23%	13%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 49

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 2 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate to the following series of the RIC: PGIM Quant Solutions Emerging Markets Equity Fund and PGIM Quant Solutions International Developed Markets Index Fund (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act.

Fund	Investment Objective(s)
PGIM Quant Solutions Emerging Markets Equity Fund (“Quant Solutions Emerging Markets Equity”)	To seek to provide returns in excess of the Morgan Stanley Capital International Emerging Markets Index over full market cycles
PGIM Quant Solutions International Developed Markets Index Fund (“Quant Solutions International Developed Markets Index”)	To provide investment results that approximate the performance of the MSCI EAFE Index

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency

Notes to Financial Statements (unaudited) (continued)

fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused

Notes to Financial Statements (unaudited) (continued)

by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Rights: Certain Funds held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Funds until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Quant Solutions Emerging Markets Equity is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the Fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the Fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the Fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital, as

Notes to Financial Statements (unaudited) (continued)

appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory agreements with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of PGIM Quantitative Solutions.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2025, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

Quant Solutions Emerging Markets Equity	0.75% of average daily net assets.	0.75%

Quant Solutions International Developed Markets Index	0.25% of average daily net assets.	0.25

The Manager has contractually agreed to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. With respect to Quant Solutions Emerging Markets, this waiver may not be terminated prior to February 28, 2026. With respect to Quant Solutions International Developed Markets Index, this waiver has no express termination date and may not be terminated by PGIM Investments without prior approval of the Fund’s Board of Trustees. The expense limitation attributable to the below class is:

Fund	Class Expense Limitation

Quant Solutions Emerging Markets Equity - Class R6	1.20%

Quant Solutions International Developed Markets Index - Class R6	0.19

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of each Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of each Fund.

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that,

Notes to Financial Statements (unaudited) (continued)

subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2025, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended April 30, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Quant Solutions Emerging Markets Equity	$20,351,564	$39,943,583

Quant Solutions International Developed Markets Index	6,819,107	7,592,910

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2025, is presented as follows:

Quant Solutions Emerging Markets Equity

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)

$2,900,286	$21,531,482	$23,905,037	$—	$ —	$526,731	526,731	$24,206

PGIM Institutional Money Market Fund (7-day effective yield 4.540%)(1)(b)(wb)

302,980	4,323,203	4,625,789	—	(394)	—	—	418(2)

$3,203,266	$25,854,685	$28,530,826	$—	$(394)	$526,731		$24,624

Quant Solutions International Developed Markets Index

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)

$282,543	$10,076,870	$10,259,743	$—	$—	$99,670	99,670	$15,170

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Institutional Money Market Fund (7-day effective yield 4.540%)(1)(b)(wb)
$ 1,355	$12,317,228	$12,032,190	$29	$(48)	$286,374	286,574	$ 447	(2)
$283,898	$22,394,098	$22,291,933	$29	$(48)	$386,044		$15,617

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of April 30, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Quant Solutions Emerging Markets Equity	$16,984,251	$5,487,087	$(1,546,733)	$ 3,940,354

Quant Solutions International Developed Markets Index	23,146,153	17,786,518	(1,500,092)	16,286,426

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of October 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized

Quant Solutions Emerging Markets Equity	$2,029,000	$2,130,000

Quant Solutions International Developed Markets Index	2,837,000	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2024 are subject to such review.

Notes to Financial Statements (unaudited) (continued)

7.	Capital and Ownership

Each Fund offers Class R6 shares. Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, which may be divided into an unlimited number of series of such shares.

As of April 30, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares

Quant Solutions Emerging Markets Equity–Class R6	1,719,127	99.9%
Quant Solutions International Developed Markets Index–Class R6	2,656,066	99.1

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:

Quant Solutions Emerging Markets Equity	6	90.7%

Quant Solutions International Developed Markets Index	9	92.3

Unaffiliated:

Quant Solutions Emerging Markets Equity	—	—

Quant Solutions International Developed Markets Index	—	—

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds indicated below utilized the SCA during the reporting period ended April 30, 2025. The average balance outstanding is for the number of days the Funds utilized the SCA.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at April 30, 2025

Quant Solutions Emerging Markets Equity	$121,000	5.44%	2	$121,000	$—

Quant Solutions International Developed Markets Index	470,833	5.40	6	898,000	—

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Quant Solutions Emerging Markets Equity	Quant Solutions International Developed Markets Index
Concentration	X	–
Country	X	X
Currency	X	X
Economic and Market Events	X	X
Emerging Markets	X	X
Equity and Equity-Related Securities	X	X
Exchange-Traded Funds	–	X
Foreign Securities	X	X
Fund of Funds	X	X
Geographic Concentration	–	X
Increase in Expenses	X	X
Index Investment Approach	–	X
Investments in China	X	–
Large Capitalization Company	X	X
Large Shareholder and Large Scale Redemption	X	X
Liquidity	X	–

Notes to Financial Statements (unaudited) (continued)

Management	X	–
Market Disruption and Geopolitical	X	X
Market	X	X
Model Design	X	–
Model Implementation	X	–
Portfolio Turnover	X	–
Small and Medium Capitalization	X	–
Tracking Error	–	X
Value Style	X	–

Concentration Risk: To the extent that the Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Exchange-Traded Funds (“ETFs”) Risk: Investing in securities issued by ETFs involves risks similar to those of investing directly in the securities and other assets held by the ETF. Unlike shares of typical mutual funds, shares of ETFs are generally traded on an exchange throughout a trading day and bought and sold based on market values and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value, which may be substantial during periods of market stress. The trading price of an index-based ETF is expected to (but may not) closely track the net asset value of the ETF, and the Fund will generally gain or lose value consistent with the performance of the ETF’s portfolio securities. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by an ETF (including ETFs managed by the Manager or the subadviser(s)) in which it invests, including advisory fees (to the extent not offset by the Manager through waivers). These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. An index-based ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investments in ETFs are subject to the risk that the listing exchange may halt trading of an ETF’s shares, in which case the Fund would be unable to sell its ETF shares unless and until trading is resumed.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards

Notes to Financial Statements (unaudited) (continued)

as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Fund of Funds Risk: The Fund is an investment option for other PGIM Investments-advised mutual funds that are managed as “funds of funds.” As a result, from time to time, the Fund may experience relatively large redemptions and could be required to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Index Investment Approach Risk: Since the Fund is passively managed, assets are not allocated from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline. As a result, the Fund’s performance may be less favorable than that of a portfolio using an active investment strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index. The Fund’s expenses, changes in securities markets, changes in the composition of the Index, errors in index provider data, and the timing of purchases and redemptions of Fund shares, among other things, may affect the correlation between Fund and Index performance. The Fund may not perform as well as other investments if, among other things, the Index declines or performs poorly relative to other related indexes or individual securities or the securities issued by companies that comprise the Index fall out of favor with investors.

Investments in China Risk: Investments in China subject the Fund to risks specific to China and may make it more volatile than other funds. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.

China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the U.S., or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy or the Fund. For example, a series of executive orders issued between November 2020 and June 2021 prohibit the Fund from investing in certain companies identified by the U.S. government as “Chinese Military Industrial Complex Companies.” The restrictions in these executive orders may force the subadviser to sell certain positions and may restrict the Fund from future investments the subadviser deems otherwise attractive.

Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and shareholders may have limited legal remedies.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a

Notes to Financial Statements (unaudited) (continued)

risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Notes to Financial Statements (unaudited) (continued)

Small and Medium Capitalization Risk: Small and medium capitalization companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management expertise. As a result, their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and mid-capitalization companies generally are less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of distributions, tax gains or losses, changes to the Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of April 30, 2025.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

 Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.

(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.

(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 18, 2025